Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Allowance for doubtful receivables	$ 18,420	$ 3,237
Preferred stock par value	$ 0.01	$ 0.01
Statement [Line Items]
Preferred stock shares authorized	500,000,000	500,000,000
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	424,762,094	369,649,777
Common stock shares outstanding	424,762,094	369,649,777
Treasury stock par value	$ 0.01	$ 0.01
Treasury stock, shares	1,000,000	0
Series A Convertible Preferred Stock
Statement [Line Items]
Preferred stock shares authorized	100,000,000	100,000,000
Preferred stock shares issued	0	52,238,806
Preferred stock shares outstanding	0	52,238,806